Schedule of Warrant Liability (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Warrant liability	$ 1,151,838
Note Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant liability	30,588
Trading and Overallotment Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant liability	$ 1,121,250